UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-215

Fidelity Hastings Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2017

Item 1.

Reports to Stockholders

Fidelity® Series Emerging Markets Debt Fund Annual Report December 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2017	Past 1 year	Past 5 years	Life of fundA
Fidelity® Series Emerging Markets Debt Fund	10.66%	4.87%	6.71%

 A From March 17, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Emerging Markets Debt Fund on March 17, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the J.P. Morgan Emerging Markets Bond Index Global performed over the same period.

Period Ending Values
$15,551	Fidelity® Series Emerging Markets Debt Fund
$15,373	J.P. Morgan Emerging Markets Bond Index Global

Management's Discussion of Fund Performance

Market Recap:  Emerging-markets (EM) debt gained 9.32% in 2017, as measured by the J.P. Morgan Emerging Markets Bond Index Global. The asset class benefited from stable global economic growth that sustained investors' appetite for risk assets. The flattening of the yield curve the past year, owing to a decline in 30-year interest rates, also supported EM debt, as did a broadly weaker U.S. dollar. Several minor index components led the way, including Belize (+57%), which completed a debt restructuring, and Angola (+24%), where investors were bullish on the country's new president and his sweeping reform. Among larger index components, Mexico rose 12%. In June, the Mexican peso reached its highest level since May 2016. While the peso declined later in 2017, in October the country's central bank stepped in to prop up the currency. Brazil (+13%) advanced on several factors, including easing political tension. Conversely, Venezuela (-34%) was hurt in November after President Maduro announced the cash-strapped nation would look to restructure its debt. Already trading at a distressed level, Venezuela bonds fell even further later that month when credit-rating firms announced the nation was in default on missed interest payments on two government bonds. Elsewhere, China (+5%), a higher-quality issuer, tends to underperform when the broader EM debt market gains.

Comments from Portfolio Manager Jonathan Kelly:  For the year, the fund gained 10.66%, solidly outpacing the benchmark J.P. Morgan index. Versus the benchmark, an overweighting in strong-performing Ukraine (+18%) contributed most. Security selection here also helped, albeit to a much lesser extent. Security selection in Mexico was another significant positive. The fund also benefited from a sizable underweighting in China, which lagged the broader EM debt market. Security selection and a sizable overweighting in Brazil was another notable contributor, as were our choices in Russian local-currency bonds. Picks in Indonesia helped as well, as bonds here enjoyed a ratings upgrade from S&P Global Ratings during the period. A significant overweighting in strong-performing Argentina provided a nice lift, but our individual choices here offset much of the relative benefit. Conversely, our non-benchmark position in U.S. Treasury securities – which we used for liquidity and duration management – detracted meaningfully from results. Our overweighting in Venezuela also weighed on the fund’s relative performance, given the country’s November default. A roughly 4% cash position, on average, was another detractor this past year amid a strong market for EM debt.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Five Countries as of December 31, 2017

(excluding cash equivalents)	% of fund's net assets
Argentina	13.7
Mexico	9.7
Turkey	6.8
Ukraine	5.9
Netherlands	5.9

Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Holdings as of December 31, 2017

(by issuer, excluding cash equivalents)	% of fund's net assets
Ukraine Government	5.9
Turkish Republic	5.9
Petroleos Mexicanos	5.5
Argentine Republic	5.0
Brazilian Federative Republic	3.5
25.8

Asset Allocation (% of fund's net assets)

As of December 31, 2017
Corporate Bonds	35.5%
Government Obligations	54.1%
Supranational Obligations	0.3%
Stocks	0.3%
Preferred Securities	2.7%
Short-Term Investments and Net Other Assets (Liabilities)	7.1%

Investments December 31, 2017

Showing Percentage of Net Assets

Nonconvertible Bonds - 35.5%
		Principal Amount(a)	Value
Argentina - 5.3%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		$4,505,000	$4,870,941
Banco Hipotecario SA 9.75% 11/30/20 (b)		11,254,000	12,809,640
Banco Macro SA 6.75% 11/4/26 (b)(c)		4,460,000	4,603,657
Cablevision SA 6.5% 6/15/21 (b)		1,783,000	1,893,885
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		10,000	11,450
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		2,035,000	2,290,331
Pampa Holding SA 7.5% 1/24/27 (b)		3,870,000	4,238,192
Pan American Energy LLC 7.875% 5/7/21 (b)		5,426,000	5,849,337
Petrobras Energia SA 7.375% 7/21/23 (b)		3,565,000	3,885,850
Transportadora de Gas del Sur SA 9.625% 5/14/20 (b)		7,394,845	7,931,489
YPF SA:
7% 12/15/47 (b)		4,730,000	4,687,430
8.5% 3/23/21 (b)		5,630,000	6,367,530
8.75% 4/4/24 (b)		11,010,000	12,644,985

TOTAL ARGENTINA			72,084,717

Azerbaijan - 0.8%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		9,065,000	10,300,106
Bahrain - 0.1%
The Oil and Gas Holding Co. 7.5% 10/25/27 (b)		1,280,000	1,310,694
Bangladesh - 0.7%
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (b)		8,815,000	9,145,563
8.625% 5/6/19 (Reg. S)		200,000	207,500

TOTAL BANGLADESH			9,353,063

Bermuda - 0.5%
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		3,810,000	3,895,725
7.875% 8/1/21 (b)		3,530,000	3,609,425

TOTAL BERMUDA			7,505,150

British Virgin Islands - 0.4%
1MDB Global Investments Ltd. 4.4% 3/9/23		5,700,000	5,530,094
Canada - 0.6%
First Quantum Minerals Ltd. 7.25% 4/1/23 (b)		2,005,000	2,160,388
Pacific Exploration and Production Corp.:
10% 11/2/21 pay-in-kind (c)		2,233,000	2,540,038
10% 11/2/21 pay-in-kind (b)(c)		2,850,000	3,241,875

TOTAL CANADA			7,942,301

Cayman Islands - 0.3%
Cementos Progreso Trust 7.125% 11/6/23 (b)		750,000	795,000
Odebrecht Finance Ltd. 7.125% 6/26/42 (b)		8,155,000	2,579,019
Sparc Em Spc 0% 12/5/22 (b)		465,000	426,638

TOTAL CAYMAN ISLANDS			3,800,657

Cyprus - 0.2%
Global Ports Finance PLC 6.872% 1/25/22 (b)		3,095,000	3,325,664
Dominican Republic - 0.3%
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		3,835,000	4,042,915
Georgia - 0.8%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		3,385,000	3,611,142
JSC BGEO Group 6% 7/26/23 (b)		4,890,000	5,079,116
JSC Georgian Railway 7.75% 7/11/22 (b)		1,790,000	2,000,683

TOTAL GEORGIA			10,690,941

Indonesia - 1.0%
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		3,850,000	4,129,283
PT Pertamina Persero:
5.625% 5/20/43 (b)		1,834,000	1,995,033
5.625% 5/20/43 (Reg. S)		900,000	979,024
6% 5/3/42 (b)		2,895,000	3,286,549
6.45% 5/30/44 (b)		1,000,000	1,197,476
6.5% 5/27/41 (b)		2,290,000	2,753,732

TOTAL INDONESIA			14,341,097

Ireland - 0.9%
Borets Finance DAC 6.5% 4/7/22 (b)		3,080,000	3,275,518
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		1,895,000	1,985,013
CBOM Finance PLC 7.5% 10/5/27 (b)(c)		7,840,000	7,232,165

TOTAL IRELAND			12,492,696

Kazakhstan - 0.8%
BTA Bank JSC 5.5% 12/21/22 (b)		1,840,000	1,839,080
Kazkommertsbank Jsc Mtn Bank Ent 8.5% 5/11/18 (b)		5,700,000	5,799,750
KazMunaiGaz Finance Sub BV 4.875% 5/7/25 (b)		2,525,000	2,625,470
Zhaikmunai International BV 7.125% 11/13/19 (b)		1,125,000	1,139,742

TOTAL KAZAKHSTAN			11,404,042

Korea (South) - 0.1%
Export-Import Bank of Korea 6.2% 8/7/21 (b)	INR	122,300,000	1,875,878
Luxembourg - 2.1%
EVRAZ Group SA:
5.375% 3/20/23 (b)		5,425,000	5,642,000
8.25% 1/28/21 (Reg. S)		3,055,000	3,440,694
Minerva Luxembourg SA 6.5% 9/20/26 (b)		2,400,000	2,466,000
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		5,660,000	6,090,726
SB Capital SA 5.5% 2/26/24 (b)(c)		2,030,000	2,061,059
Sistema International Funding SA 6.95% 5/17/19 (b)		6,085,000	6,015,023
TMK Capital SA 6.75% 4/3/20 (Reg. S)		1,050,000	1,105,068
VM Holding SA 5.375% 5/4/27 (b)		1,710,000	1,812,600

TOTAL LUXEMBOURG			28,633,170

Mauritius - 0.1%
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (b)		1,265,000	1,365,411
Mexico - 8.6%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	64,900,000	3,048,328
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		2,880,000	2,966,400
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		2,410,000	2,467,238
Metalsa SA de CV 4.9% 4/24/23 (b)		6,020,000	6,050,100
Pemex Project Funding Master Trust:
6.625% 6/15/35		15,415,000	16,468,461
6.625% 6/15/38		285,000	296,400
8.625% 12/1/23 (c)		320,000	383,220
Petroleos Mexicanos:
4.625% 9/21/23		4,470,000	4,598,513
4.875% 1/24/22		4,495,000	4,684,914
4.875% 1/18/24		2,180,000	2,258,371
5.5% 1/21/21		3,335,000	3,538,435
6.375% 2/4/21		2,005,000	2,179,435
6.375% 1/23/45		9,850,000	9,902,698
6.5% 6/2/41		23,650,000	24,324,025
6.625% (b)(d)		6,275,000	6,363,478
6.75% 9/21/47		11,617,000	12,126,405
6.875% 8/4/26		4,035,000	4,574,681
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		3,375,000	3,467,813
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		7,125,000	7,570,313

TOTAL MEXICO			117,269,228

Mongolia - 0.5%
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		5,703,000	6,244,831
Netherlands - 5.7%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		2,462,000	2,388,140
GTH Finance BV 7.25% 4/26/23 (b)		7,715,000	8,671,660
Metinvest BV 9.3725% 12/31/21 pay-in-kind (c)		10,326,775	10,781,567
Nostrum Oil & Gas Finance BV:
6.375% 2/14/19 (b)		12,343,000	12,368,822
8% 7/25/22 (b)		9,437,000	9,784,074
Petrobras Global Finance BV:
6.125% 1/17/22		11,315,000	12,008,044
8.75% 5/23/26		15,665,000	18,719,675
VTR Finance BV 6.875% 1/15/24 (b)		2,975,000	3,138,625

TOTAL NETHERLANDS			77,860,607

Nigeria - 1.6%
Access Bank PLC 10.5% 10/19/21 (b)		1,305,000	1,464,523
Fidelity Bank PLC 10.5% 10/16/22 (b)		3,285,000	3,358,913
Zenith Bank PLC:
6.25% 4/22/19 (b)		8,990,000	9,201,265
7.375% 5/30/22 (b)		7,135,000	7,423,254

TOTAL NIGERIA			21,447,955

Peru - 0.2%
Compania Minera Ares SAC 7.75% 1/23/21 (b)		3,315,000	3,447,600
Singapore - 0.3%
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		3,950,000	4,148,535
Tunisia - 0.2%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		2,780,000	2,771,137
Turkey - 0.9%
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(c)		1,605,000	1,684,531
Turkiye Garanti Bankasi A/S 6.125% 5/24/27 (b)(c)		1,935,000	1,931,180
Turkiye Is Bankasi A/S 5.5% 4/21/22 (b)		3,285,000	3,315,360
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (Reg. S) (c)		5,325,000	5,371,594

TOTAL TURKEY			12,302,665

United Kingdom - 0.8%
Afren PLC:
6.625% 12/9/20 (b)(e)(f)		2,088,289	710
10.25% 4/8/19 (Reg. S) (e)(f)		4,990,425	4,392
Ferrexpo Finance PLC 10.375% 4/7/19 (b)		970,000	1,013,015
Polyus Finance PLC 5.25% 2/7/23 (b)		1,365,000	1,431,162
Tullow Oil PLC 6% 11/1/20 (b)		1,800,000	1,815,840
Vedanta Resources PLC:
6.375% 7/30/22 (b)		3,610,000	3,768,118
8.25% 6/7/21 (b)		2,175,000	2,403,375

TOTAL UNITED KINGDOM			10,436,612

United States of America - 0.7%
Azul Investments LLP 5.875% 10/26/24 (b)		1,365,000	1,353,056
Stillwater Mining Co.:
6.125% 6/27/22 (b)		5,360,000	5,439,542
7.125% 6/27/25 (b)		2,470,000	2,539,160

TOTAL UNITED STATES OF AMERICA			9,331,758

Venezuela - 1.0%
Petroleos de Venezuela SA:
5.375% 4/12/27		6,115,000	1,421,738
5.5% 4/12/37		3,475,000	825,313
6% 5/16/24 (b)		8,680,000	1,955,864
6% 11/15/26 (b)		10,145,000	2,221,755
8.5% 10/27/20 (b)		2,928,750	2,386,931
9.75% 5/17/35 (b)		14,360,000	3,855,660
12.75% 2/17/22 (b)		3,065,000	850,231

TOTAL VENEZUELA			13,517,492

TOTAL NONCONVERTIBLE BONDS
(Cost $481,739,830)			484,777,016

Government Obligations - 54.1%
Argentina - 8.4%
Argentine Republic:
5.625% 1/26/22		11,125,000	11,736,875
6.875% 4/22/21		30,685,000	33,415,965
7.125% 6/28/2117 (b)		4,330,000	4,462,065
7.5% 4/22/26		16,875,000	19,105,031
Buenos Aires Province:
6.5% 2/15/23 (b)		3,050,000	3,276,615
9.95% 6/9/21 (b)		6,375,000	7,384,545
10.875% 1/26/21 (b)		2,070,000	2,354,625
10.875% 1/26/21 (Reg. S)		9,890,000	11,249,875
Province of Santa Fe 7% 3/23/23 (b)		6,415,000	6,937,053
Provincia de Cordoba:
7.125% 6/10/21 (b)		9,565,000	10,329,817
7.45% 9/1/24 (b)		4,450,000	4,866,654

TOTAL ARGENTINA			115,119,120

Armenia - 0.5%
Republic of Armenia:
6% 9/30/20 (b)		3,451,000	3,662,132
7.15% 3/26/25 (b)		3,025,000	3,447,230

TOTAL ARMENIA			7,109,362

Barbados - 0.2%
Barbados Government:
7% 8/4/22 (b)		2,135,000	1,803,264
7.25% 12/15/21 (b)		185,000	166,500

TOTAL BARBADOS			1,969,764

Belarus - 1.5%
Belarus Republic:
6.875% 2/28/23 (b)		5,130,000	5,517,725
7.625% 6/29/27 (b)		2,990,000	3,333,850
8.95% 1/26/18		11,620,000	11,642,078

TOTAL BELARUS			20,493,653

Brazil - 3.5%
Brazilian Federative Republic:
5.625% 1/7/41		11,325,000	11,568,488
7.125% 1/20/37		12,725,000	15,333,625
8.25% 1/20/34		11,980,000	15,693,800
10% 1/1/21	BRL	17,075,000	5,301,893

TOTAL BRAZIL			47,897,806

Cameroon - 0.4%
Cameroon Republic 9.5% 11/19/25 (b)		3,950,000	4,740,000
Colombia - 0.9%
Colombian Republic:
6.125% 1/18/41		1,520,000	1,835,400
7.375% 9/18/37		3,025,000	4,086,775
10.375% 1/28/33		4,064,000	6,390,640

TOTAL COLOMBIA			12,312,815

Costa Rica - 0.3%
Costa Rican Republic:
7% 4/4/44 (b)		1,910,000	1,971,693
7.158% 3/12/45 (b)		2,500,000	2,625,000

TOTAL COSTA RICA			4,596,693

Croatia - 0.4%
Croatia Republic:
5.5% 4/4/23 (b)		2,615,000	2,883,038
6% 1/26/24 (b)		925,000	1,054,574
6.375% 3/24/21 (b)		1,675,000	1,841,160

TOTAL CROATIA			5,778,772

Dominican Republic - 1.7%
Dominican Republic:
5.5% 1/27/25 (b)		1,900,000	2,011,625
5.95% 1/25/27 (b)		4,370,000	4,719,600
6.6% 1/28/24 (b)		3,500,000	3,924,375
6.85% 1/27/45 (b)		3,095,000	3,476,459
6.875% 1/29/26 (b)		3,725,000	4,252,311
7.45% 4/30/44 (b)		4,305,000	5,133,713

TOTAL DOMINICAN REPUBLIC			23,518,083

Ecuador - 1.3%
Ecuador Republic:
8.875% 10/23/27 (b)		9,090,000	9,999,000
9.65% 12/13/26 (b)		5,345,000	6,133,388
10.75% 3/28/22 (b)		1,785,000	2,086,219

TOTAL ECUADOR			18,218,607

Egypt - 2.0%
Arab Republic of Egypt:
5.875% 6/11/25		2,550,000	2,574,062
5.875% 6/11/25 (b)		1,225,000	1,236,559
6.125% 1/31/22 (b)		10,370,000	10,847,539
7.5% 1/31/27 (b)		1,925,000	2,127,699
8.5% 1/31/47 (b)		9,445,000	10,843,805

TOTAL EGYPT			27,629,664

El Salvador - 0.4%
El Salvador Republic:
7.375% 12/1/19 (b)		1,280,000	1,353,600
7.625% 2/1/41 (b)		1,100,000	1,193,500
7.65% 6/15/35 (Reg. S)		1,615,000	1,750,515
8.625% 2/28/29 (b)		710,000	830,700

TOTAL EL SALVADOR			5,128,315

Indonesia - 2.8%
Indonesian Republic:
5.25% 1/17/42 (b)		1,700,000	1,902,927
6.625% 2/17/37 (b)		2,700,000	3,454,874
6.75% 1/15/44 (b)		2,585,000	3,435,680
7.75% 1/17/38 (b)		7,645,000	10,933,145
8.375% 3/15/24	IDR	81,872,000,000	6,709,135
8.5% 10/12/35 (Reg. S)		8,070,000	12,092,645

TOTAL INDONESIA			38,528,406

Iraq - 1.3%
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		14,510,000	13,995,475
6.752% 3/9/23 (b)		3,870,000	3,957,385

TOTAL IRAQ			17,952,860

Ivory Coast - 0.1%
Ivory Coast 5.75% 12/31/32		1,868,240	1,864,347
Jordan - 0.2%
Jordanian Kingdom 7.375% 10/10/47 (b)		3,135,000	3,266,244
Lebanon - 3.0%
Lebanese Republic:
5.15% 6/12/18		13,065,000	13,029,855
5.15% 11/12/18		5,340,000	5,316,611
5.45% 11/28/19		8,660,000	8,591,586
6% 5/20/19		8,890,000	8,908,100
6% 1/27/23		2,000,000	1,915,560
6.375% 3/9/20		2,570,000	2,567,908

TOTAL LEBANON			40,329,620

Malaysia - 0.2%
Malaysian Government 4.181% 7/15/24	MYR	11,100,000	2,778,223
Mexico - 0.7%
United Mexican States:
4.75% 3/8/44		3,388,000	3,425,268
6.05% 1/11/40		4,525,000	5,330,450
6.5% 6/10/21	MXN	20,555,000	1,009,691

TOTAL MEXICO			9,765,409

Mongolia - 0.5%
Mongolian People's Republic 8.75% 3/9/24 (b)		5,290,000	6,091,805
Netherlands - 0.2%
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		2,614,063	2,689,222
Nigeria - 0.4%
Republic of Nigeria:
6.5% 11/28/27 (b)		1,750,000	1,823,542
6.75% 1/28/21 (b)		500,000	531,250
7.625% 11/28/47 (b)		2,470,000	2,648,996

TOTAL NIGERIA			5,003,788

Oman - 0.1%
Sultanate of Oman 6.5% 3/8/47 (b)		1,895,000	1,897,748
Pakistan - 1.1%
Islamic Republic of Pakistan:
6.75% 12/3/19 (b)		4,075,000	4,219,524
7.25% 4/15/19 (b)		7,075,000	7,324,104
8.25% 4/15/24 (b)		3,400,000	3,748,792

TOTAL PAKISTAN			15,292,420

Panama - 0.2%
Panamanian Republic:
6.7% 1/26/36		460,000	612,260
9.375% 4/1/29		1,145,000	1,734,675

TOTAL PANAMA			2,346,935

Peru - 0.7%
Peruvian Republic:
4% 3/7/27 (f)(g)		3,350,000	3,294,494
6.35% 8/12/28 (b)	PEN	12,130,000	4,094,415
8.2% 8/12/26 (Reg. S)	PEN	5,235,000	1,988,653

TOTAL PERU			9,377,562

Russia - 2.7%
Russian Federation:
5.25% 6/23/47 (b)		6,400,000	6,696,320
5.625% 4/4/42 (b)		4,100,000	4,592,000
5.875% 9/16/43 (b)		3,660,000	4,244,868
7.5% 2/27/19	RUB	82,000,000	1,438,077
12.75% 6/24/28 (Reg. S)		11,505,000	19,961,175

TOTAL RUSSIA			36,932,440

Rwanda - 0.2%
Rwanda Republic 6.625% 5/2/23 (b)		2,835,000	2,966,742
Serbia - 0.3%
Republic of Serbia:
4.875% 2/25/20 (b)		1,245,000	1,291,688
6.75% 11/1/24 (b)		2,330,308	2,369,359
7.25% 9/28/21(b)		745,000	851,739

TOTAL SERBIA			4,512,786

South Africa - 0.5%
South African Republic:
4.875% 4/14/26		2,750,000	2,810,665
5.875% 9/16/25		2,100,000	2,285,665
6.25% 3/8/41		1,250,000	1,390,250

TOTAL SOUTH AFRICA			6,486,580

Sri Lanka - 0.7%
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (b)		1,145,000	1,207,082
6.2% 5/11/27 (b)		1,455,000	1,536,217
6.25% 10/4/20 (b)		2,400,000	2,528,124
6.25% 7/27/21 (b)		1,620,000	1,723,638
6.825% 7/18/26 (b)		930,000	1,023,294
6.85% 11/3/25 (b)		1,250,000	1,379,054

TOTAL SRI LANKA			9,397,409

Turkey - 5.9%
Turkish Republic:
5.125% 3/25/22		5,240,000	5,431,260
5.625% 3/30/21		5,675,000	5,973,494
6% 3/25/27		3,550,000	3,779,742
6.25% 9/26/22		20,905,000	22,686,148
6.75% 5/30/40		4,165,000	4,583,041
6.875% 3/17/36		8,420,000	9,384,124
7% 6/5/20		3,085,000	3,328,160
7.25% 3/5/38		6,820,000	7,919,984
7.375% 2/5/25		9,110,000	10,490,529
8% 2/14/34		2,775,000	3,420,792
11.875% 1/15/30		2,155,000	3,388,031

TOTAL TURKEY			80,385,305

Ukraine - 5.9%
Ukraine Government:
7.75% 9/1/19 (b)		5,005,000	5,255,250
7.75% 9/1/20 (b)		7,985,000	8,455,460
7.75% 9/1/21 (b)		33,377,000	35,527,814
7.75% 9/1/22 (b)		28,597,000	30,405,188
7.75% 9/1/23 (b)		1,312,000	1,391,770

TOTAL UKRAINE			81,035,482

United States of America - 2.9%
U.S. Treasury Notes 2% 11/15/26		40,512,000	39,194,816
Uruguay - 0.3%
Uruguay Republic 7.875% 1/15/33 pay-in-kind		2,730,000	3,910,725
Venezuela - 0.7%
Venezuelan Republic:
9.25% 9/15/27		20,130,000	4,327,950
11.95% 8/5/31 (Reg. S)		18,465,000	3,693,000
12.75% 8/23/22		3,625,000	779,375

TOTAL VENEZUELA			8,800,325

Vietnam - 1.0%
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 2.25% 3/13/28 (c)(f)(h)		425,000	377,022
4% 3/12/28 (f)(g)		13,308,333	13,247,647

TOTAL VIETNAM			13,624,669

TOTAL GOVERNMENT OBLIGATIONS
(Cost $715,604,528)			738,944,522

Supranational Obligations - 0.3%
European Bank for Reconstruction & Development 6% 5/4/20 (Reg. S) (Cost $3,776,175)	INR	242,600,000	3,805,563
		Shares	Value

Common Stocks - 0.3%
Canada - 0.3%
Pacific Exploration and Production Corp. (i)
(Cost $10,927,086)		148,373	4,674,281
		Principal Amount(a)	Value

Preferred Securities - 2.7%
Brazil - 0.3%
Itau Unibanco Holding SA 6.125% (b)(c)(d)		4,330,000	4,343,208
Cayman Islands - 1.4%
Banco Do Brasil SA 9% (b)(c)(d)		3,950,000	4,254,986
Cosan Overseas Ltd. 8.25% (d)		7,810,000	8,094,507
CSN Islands XII Corp. 7% (Reg. S) (d)		1,665,000	1,338,244
Odebrecht Finance Ltd.:
7.5% (b)(d)		15,925,000	5,203,494
7.5% (Reg. S) (d)		300,000	98,025

TOTAL CAYMAN ISLANDS			18,989,256

Colombia - 0.1%
Colombia Telecomunicaciones SA 8.5%(b)(c)(d)		1,260,000	1,382,015
Ireland - 0.3%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(d)		4,360,000	4,668,802
Luxembourg - 0.2%
Magnesita Finance Ltd.:
8.625% (b)(d)		2,820,000	2,895,809
8.625% (Reg. S) (d)		300,000	308,063

TOTAL LUXEMBOURG			3,203,872

Mexico - 0.4%
Banco Mercantil del Norte SA 7.625% (b)(c)(d)		4,385,000	4,880,621
TOTAL PREFERRED SECURITIES
(Cost $42,283,522)			37,467,774
		Shares	Value

Money Market Funds - 5.6%
Fidelity Cash Central Fund, 1.36% (j)
(Cost $76,736,795)		76,724,960	76,740,305
TOTAL INVESTMENT IN SECURITIES - 98.5%
(Cost $1,331,067,936)			1,346,409,461
NET OTHER ASSETS (LIABILITIES) - 1.5%			20,395,879
NET ASSETS - 100%			$1,366,805,340

Currency Abbreviations

BRL – Brazilian real

IDR – Indonesian rupiah

INR – Indian rupee

MXN – Mexican peso

MYR – Malyasian ringgit

PEN – Peruvian new sol

RUB – Russian ruble

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $664,440,429 or 48.6% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Non-income producing - Security is in default.

 (f) Level 3 security

 (g) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (h) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (i) Non-income producing

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$608,638
Total	$608,638

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$4,674,281	$4,674,281	$--	$--
Corporate Bonds	484,777,016	--	484,771,914	5,102
Government Obligations	738,944,522	--	722,025,359	16,919,163
Supranational Obligations	3,805,563	--	3,805,563	--
Preferred Securities	37,467,774	--	37,467,774	--
Money Market Funds	76,740,305	76,740,305	--	--
Total Investments in Securities:	$1,346,409,461	$81,414,586	$1,248,070,610	$16,924,265

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Government Obligations
Beginning Balance	$3,478,273
Net Realized Gain (Loss) on Investment Securities	(1,154,577)
Net Unrealized Gain (Loss) on Investment Securities	1,208,758
Cost of Purchases	2,061,746
Proceeds of Sales	(804,806)
Amortization/Accretion	83,944
Transfers into Level 3	12,045,825
Transfers out of Level 3	--
Ending Balance	$16,919,163
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2017	$(191,252)
Other Investments in Securities
Beginning Balance	$3,854,555
Net Realized Gain (Loss) on Investment Securities	(910,001)
Net Unrealized Gain (Loss) on Investment Securities	937,612
Cost of Purchases	--
Proceeds of Sales	(3,894,840)
Amortization/Accretion	17,776
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$5,102
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2017	$980,981

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	2.9%
AAA,AA,A	2.2%
BBB	12.4%
BB	26.9%
B	31.3%
CCC,CC,C	11.4%
D	0.4%
Not Rated	5.1%
Equities	0.3%
Short-Term Investments and Net Other Assets	7.1%
100%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,254,331,141)	$1,269,669,156
Fidelity Central Funds (cost $76,736,795)	76,740,305
Total Investment in Securities (cost $1,331,067,936)		$1,346,409,461
Receivable for investments sold		4,883,381
Receivable for fund shares sold		6,459
Interest receivable		23,802,092
Distributions receivable from Fidelity Central Funds		89,423
Total assets		1,375,190,816
Liabilities
Payable to custodian bank	$160,526
Payable for investments purchased	4,858,053
Payable for fund shares redeemed	3,313,708
Distributions payable	128
Other payables and accrued expenses	53,061
Total liabilities		8,385,476
Net Assets		$1,366,805,340
Net Assets consist of:
Paid in capital		$1,348,433,274
Undistributed net investment income		5,585,654
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,551,007)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		15,337,419
Net Assets		$1,366,805,340
Series Emerging Markets Debt:
Net Asset Value, offering price and redemption price per share ($1,366,805,340 ÷ 133,411,512 shares)		$10.25

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2017
Investment Income
Dividends		$2,992,369
Interest		86,942,089
Income from Fidelity Central Funds		608,638
Income before foreign taxes withheld		90,543,096
Less foreign taxes withheld		(63,070)
Total income		90,480,026
Expenses
Management fee	$3,522,104
Transfer agent fees	253,074
Accounting fees and expenses	184,687
Custodian fees and expenses	56,253
Independent trustees' fees and expenses	5,175
Registration fees	16,807
Audit	28,244
Legal	361
Miscellaneous	7,593
Total expenses before reductions	4,074,298
Expense reductions	(9,232)	4,065,066
Net investment income (loss)		86,414,960
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,602,876
Fidelity Central Funds	1,334
Foreign currency transactions	(98,193)
Total net realized gain (loss)		12,506,017
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	32,606,043
Fidelity Central Funds	(1,334)
Assets and liabilities in foreign currencies	34,697
Total change in net unrealized appreciation (depreciation)		32,639,406
Net gain (loss)		45,145,423
Net increase (decrease) in net assets resulting from operations		$131,560,383

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2017	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$86,414,960	$78,471,660
Net realized gain (loss)	12,506,017	(7,667,040)
Change in net unrealized appreciation (depreciation)	32,639,406	87,399,697
Net increase (decrease) in net assets resulting from operations	131,560,383	158,204,317
Distributions to shareholders from net investment income	(91,476,926)	(69,548,755)
Distributions to shareholders from net realized gain	(5,515,460)	–
Total distributions	(96,992,386)	(69,548,755)
Share transactions - net increase (decrease)	189,027,767	39,814,388
Total increase (decrease) in net assets	223,595,764	128,469,950
Net Assets
Beginning of period	1,143,209,576	1,014,739,626
End of period	$1,366,805,340	$1,143,209,576
Other Information
Undistributed net investment income end of period	$5,585,654	$13,959,145

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Emerging Markets Debt Fund

Years ended December 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.96	$9.16	$9.61	$10.05	$11.15
Income from Investment Operations
Net investment income (loss)A	.672	.693	.698	.646	.603
Net realized and unrealized gain (loss)	.369	.719	(.546)	(.438)	(1.068)
Total from investment operations	1.041	1.412	.152	.208	(.465)
Distributions from net investment income	(.709)	(.612)	(.602)	(.570)	(.550)
Distributions from net realized gain	(.042)	–	–	(.078)	(.085)
Total distributions	(.751)	(.612)	(.602)	(.648)	(.635)
Net asset value, end of period	$10.25	$9.96	$9.16	$9.61	$10.05
Total ReturnB	10.66%	15.70%	1.51%	1.87%	(4.22)%
Ratios to Average Net AssetsC,D
Expenses before reductions	.32%	.82%	.82%	.83%	.84%
Expenses net of fee waivers, if any	.32%	.81%	.82%	.83%	.84%
Expenses net of all reductions	.32%	.81%	.82%	.83%	.84%
Net investment income (loss)	6.53%	7.07%	7.29%	6.30%	5.73%
Supplemental Data
Net assets, end of period (000 omitted)	$1,366,805	$529,354	$481,040	$531,358	$581,496
Portfolio turnover rateE	57%	47%	41%	40%	36%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2017

1. Organization.

Fidelity Series Emerging Markets Debt Fund (the Fund) is a non-diversified fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective August 28, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were exchanged for shares of Series Emerging Markets Debt.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$0	Recovery value	Recovery value	0.0%	Increase
Government Obligations	$16,919,163	Market comparable	Yield	3.6% - 5.3% / 5.1%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2017, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$71,594,878
Gross unrealized depreciation	(50,523,269)
Net unrealized appreciation (depreciation)	$21,071,609
Tax Cost	$1,325,337,852

The tax-based components of distributable earnings as of period end were as follows:

Net unrealized appreciation (depreciation) on securities and other investments	$21,067,503

The Fund intends to elect to defer to its next fiscal year $1,793,491 of capital losses recognized during the period November 1, 2017 to December 31, 2017.

The tax character of distributions paid was as follows:

	December 31, 2017	December 31, 2016
Ordinary Income	$96,073,143	$ 69,548,755
Long-term Capital Gains	919,243	–
Total	$96,992,386	$ 69,548,755

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $818,138,972 and $697,222,639, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective June 1, 2017, under the management contract approved by the Board and shareholders, Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. In addition, the investment adviser pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Prior to June 1, 2017, the investment adviser and its affiliates provided the Fund with investment management related services for which the Fund paid a monthly management fee. The management fee was the sum of an individual fund fee rate that was based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate was based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreased as assets under management increased and increased as assets under management decreased.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective June 1, 2017, fees for these services are no longer charged to the classes. Prior to June 1, 2017, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of Series Emerging Markets Debt. FIIOC received no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Series Emerging Markets Debt	$253,074.03

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. Effective June 1, 2017, these fees are paid by the investment adviser or an affiliate.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,045 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,412.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6,820.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2017	Year ended December 31, 2016
From net investment income
Series Emerging Markets Debt	$64,493,420	$32,179,334
Class F	26,983,506	37,369,421
Total	$91,476,926	$69,548,755
From net realized gain
Series Emerging Markets Debt	$5,515,460	$–
Total	$5,515,460	$–

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2017	Year ended December 31, 2016
Series Emerging Markets Debt
Shares sold	81,819,219	2,532,238	$850,285,860	$24,609,276
Reinvestment of distributions	6,617,247	3,271,469	68,306,232	32,179,334
Shares redeemed	(8,181,061)	(5,152,040)	(84,900,676)	(50,377,814)
Net increase (decrease)	80,255,405	651,667	$833,691,416	$6,410,796
Class F
Shares sold	10,219,284	5,643,548	$103,552,898	$54,711,479
Reinvestment of distributions	2,297,482	3,797,158	23,623,049	37,369,407
Shares redeemed	(74,156,482)	(6,051,018)	(771,839,596)	(58,677,294)
Net increase (decrease)	(61,639,716)	3,389,688	$(644,663,649)	$33,403,592

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

11. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Hastings Street Trust and Shareholders of Fidelity Series Emerging Markets Debt Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Series Emerging Markets Debt Fund (one of the funds constituting Fidelity Hastings Street Trust, referred to hereafter as the “Fund”) as of December 31, 2017, the related statements of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
February 15, 2018
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 190 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 .

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2017-present) and Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) of the Asolo Repertory Theatre.

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Vice Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. Ms. Dorsey serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2008-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Thomas C. Hense (1964)

Year of Election or Appointment: 2008, 2010, or 2015

Vice President

Mr. Hense serves as Vice President of Fidelity Advisor® Multi-Asset Income Fund (2015) and other funds (High Income (2008), Small Cap (2008), and Value (2010) funds), and is an employee of Fidelity Investments (1993-present). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2017	Ending Account Value December 31, 2017	Expenses Paid During Period-B July 1, 2017 to December 31, 2017
Series Emerging Markets Debt	- %
Actual		$1,000.00	$1,040.40	$-
Hypothetical-C		$1,000.00	$1,025.21	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2017, $847,734, or, if subsequently determined to be different, the net capital gain of such year

A total of 1.18% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Emerging Markets Debt Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered that the Advisory Contracts currently in place had become effective on June 1, 2017 in connection with shareholders of certain other Fidelity funds that invest in the fund (referred to herein as Freedom Funds) voting to approve new management contracts for the Freedom Funds. The Board noted the Advisory Contracts implemented a new fee structure pursuant to which the fund does not pay a management fee to FMR. The Board also approved certain amendments to the sub-advisory agreements for the fund to ensure consistency in the sub-advisory fees paid under the new fee structure compared to the sub-advisory fees paid under the prior fee structure. The Board noted that the amendments will not result in any changes to the nature, extent, and quality of services provided to the fund.

In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

The Board further considered that, effective June 1, 2017, FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.014% through February 28, 2021.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SED-ANN-0218
1.924250.106

Item 2.

Code of Ethics

As of the end of the period, December 31, 2017, Fidelity Hastings Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Series Emerging Markets Debt Fund (the “Fund”):

Services Billed by PwC

December 31, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Emerging Markets Debt Fund	$60,000	$5,500	$3,500	$2,600

December 31, 2016 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Emerging Markets Debt Fund	$60,000	$6,300	$3,500	$3,000

A Amounts may reflect rounding.

B Certain amounts have been reclassified to align with current period presentation.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

Services Billed by PwC

	December 31, 2017A	December 31, 2016A
Audit-Related Fees	$8,470,000	$6,240,000
Tax Fees	$160,000	$10,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	December 31, 2017A	December 31, 2016A,B
PwC	$10,725,000	$7,650,000

A Amounts may reflect rounding.

B Certain amounts have been reclassified to align with current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 26, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 26, 2018